Commitments	12 Months Ended
Apr. 30, 2023
Commitments
Commitments

16. Commitments

On November 17, 2021, the Company entered into agreements with CGN Global Uranium Ltd ("CGN"), pursuant to which the Company agreed to purchase an aggregate 500,000 pounds of physical uranium at a weighted average price of US$47.71 per pound for a total of $32.3 million. CGN is contracted to deliver 300,000 pounds of physical uranium on October 20, 2023, 100,000 pounds of physical uranium on June 14, 2024, and 100,000 pounds of physical uranium on April 2, 2025. Payments by the Company are required in October 2023, June 2024 and April 2025.